Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether coupons have been deferred or paid in the period. Below is a reconciliation of the earnings used to calculate earnings per share:

	2022 £m	2021 £m	2020 £m
Earnings attributable to owners of the parent	6,666	6,801	6,400
Coupon on perpetual hybrid bonds	(60)	(15)	—
Tax on coupon on perpetual hybrid bonds	11	3	—
Earnings	6,617	6,789	6,400

Summary of Reconciliation from Basic to Diluted Earnings Per Share
Below is a reconciliation from basic to diluted earnings per share:

			2022			2021			2020
	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence
Basic earnings per share (ordinary shares of 25p each)	6,617	2,256	293.3	6,789	2,287	296.9	6,400	2,286	280.0
Share options	—	11	(1.4)	—	10	(1.3)	—	9	(1.1)
Diluted earnings per share	6,617	2,267	291.9	6,789	2,297	295.6	6,400	2,295	278.9

Summary of Adjusted Earnings Per Share
Adjusted earnings per share calculation
Earnings have been affected by a number of adjusting items, which are described in notes 3 to 10. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

							Basic
		2022		2021		2020
	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Basic earnings per share		6,617	293.3	6,789	296.9	6,400	280.0
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	285	12.6	363	15.9	548	24.0
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(67)	(3.0)	(71)	(3.1)	(77)	(3.4)
Effect of Brazil VAT case	5,6(a)	(460)	(20.4)	—	—	—	—
Tax on Brazil VAT case	10(e)	72	3.2	—	—	—	—
Effect of disposal of subsidiaries	6(f)	(6)	(0.3)	358	15.7	—	—
Effect of excise and VAT disputes	6(g)	—	—	26	1.1	(40)	(1.7)
Tax on excise and VAT disputes	10(d)	—	—	(3)	(0.1)	14	0.6
Effect of charges in respect of DOJ and OFAC investigations	6(h)	450	19.9	—	—	—	—
Effect of charges in respect of Nigerian FCCPC case	6(i)	79	3.5	—	—	—	—
Effect of impairment on held-for-sale assets and associated costs	6(j)	612	27.2	—	—	—	—
Tax effect of impairment of assets held-for-sale and associated costs	10(e)	(10)	(0.4)	—	—	—	—
Effect of restructuring and integration costs	7	771	34.2	150	6.5	408	17.8
Tax and non-controlling interests on restructuring and integration costs	10(d)(e)	(116)	(5.1)	(39)	(1.7)	(64)	(2.8)
Other adjusting items	3,6(d)	154	6.8	19	0.8	487	21.2
Tax effect on other adjusting items	10(e)	(37)	(1.6)	(5)	(0.2)	(104)	(4.5)
Effect of early repurchase of bonds	8(b)	—	—	—	—	142	6.2
Tax effect of early repurchase of bonds	10(e)	—	—	—	—	(32)	(1.4)
Effect of interest on FII GLO settlement and other	8(b)	34	1.5	55	2.4	11	0.5
Tax effect of interest on FII GLO settlement and other	10(e)	(6)	(0.3)	—	—	(4)	(0.2)
Effect of associates' adjusting items net of tax	9(a)	92	4.1	12	0.5	(13)	(0.6)
Deferred tax relating to changes in tax rates	10(d)	(44)	(2.0)	(98)	(4.3)	(21)	(0.9)
Effect of retrospective guidance on WHT	10(d)	—	—	—	—	(42)	(1.8)
Adjusted earnings per share (basic)		8,420	373.2	7,556	330.4	7,613	333.0

							Diluted
		2022		2021		2020
	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Diluted earnings per share		6,617	291.9	6,789	295.6	6,400	278.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	285	12.6	363	15.8	548	23.9
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(67)	(3.0)	(71)	(3.1)	(77)	(3.4)
Effect of Brazil VAT case	5,6(a)	(460)	(20.3)	—	—	—	—
Tax on Brazil VAT case	10(e)	72	3.2	—	—	—	—
Effect of disposal of subsidiaries	6(f)	(6)	(0.3)	358	15.6	—	—
Effect of excise and VAT disputes	6(g)	—	—	26	1.1	(40)	(1.7)
Tax on excise and VAT disputes	10(d)	—	—	(3)	(0.1)	14	0.6
Effect of charges in respect of DOJ and OFAC investigations	6(h)	450	19.9	—	—	—	—
Effect of charges in respect of Nigerian FCCPC case	6(i)	79	3.5	—	—	—	—
Effect of impairment on held-for-sale assets and associated costs	6(j)	612	26.8	—	—	—	—
Tax effect of impairment of assets held-for-sale and associated costs	10(e)	(10)	(0.4)	—	—	—	—
Effect of restructuring and integration costs	7	771	34.0	150	6.6	408	17.7
Tax and non-controlling interests on restructuring and integration costs	10(d)(e)	(116)	(5.1)	(39)	(1.7)	(64)	(2.8)
Other adjusting items	3,6(d)	154	6.8	19	0.8	487	21.2
Tax effect on other adjusting items	10(e)	(37)	(1.6)	(5)	(0.2)	(104)	(4.5)
Effect of early repurchase of bonds	8(b)	—	—	—	—	142	6.2
Tax effect of early repurchase of bonds	10(e)	—	—	—	—	(32)	(1.4)
Effect of interest on FII GLO settlement and other	8(b)	34	1.5	55	2.4	11	0.5
Tax effect of interest on FII GLO settlement and other	10(e)	(6)	(0.3)	—	—	(4)	(0.2)
Effect of associates' adjusting items net of tax	9(a)	92	4.1	12	0.5	(13)	(0.6)
Deferred tax relating to changes in tax rates	10(d)	(44)	(1.9)	(98)	(4.3)	(21)	(0.9)
Effect of retrospective guidance on WHT	10(d)	—	—	—	—	(42)	(1.8)
Adjusted earnings per share (diluted)		8,420	371.4	7,556	329.0	7,613	331.7

Summary of Headline Earnings Per Share
Headline earnings per share as required by the JSE Limited
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 1/2021 ‘Headline Earnings’, as issued by the South African Institute of
Chartered Accountants.

						Basic
	2022		2021		2020
	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Basic earnings per share	6,617	293.3	6,789	296.9	6,400	280.0
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	429	19.0	138	6.0	465	20.3
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(77)	(3.4)	(42)	(1.8)	(74)	(3.3)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(21)	(0.9)	(10)	(0.4)	(26)	(1.1)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	5	0.2	2	0.1	8	0.3
Effect of impairment of subsidiaries	548	24.2	83	3.6	—	—
Tax on impairment of subsidiaries	(10)	(0.4)	—	—	—	—
Effect of foreign exchange reclassification from reserves to the income statement
– Subsidiaries	6	0.3	291	12.7	—	—
– Associates	(1)	—	(2)	(0.1)	—	—
Issue of shares and change in shareholding in associate	3	0.1	(6)	(0.3)	(17)	(0.7)
Headline earnings per share (basic)	7,499	332.4	7,243	316.7	6,756	295.5

						Diluted
	2022		2021		2020
	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
Diluted earnings per share	6,617	291.9	6,789	295.6	6,400	278.9
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	429	18.9	138	6.0	465	20.3
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(77)	(3.4)	(42)	(1.8)	(74)	(3.3)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(21)	(0.9)	(10)	(0.4)	(26)	(1.1)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	5	0.2	2	0.1	8	0.3
Effect of impairment of subsidiaries	548	24.1	83	3.6	—	—
Tax on impairment of subsidiaries	(10)	(0.4)	—	—	—	—
Effect of foreign exchange reclassification from reserves to the income statement
– Subsidiaries	6	0.3	291	12.6	—	—
– Associates	(1)	—	(2)	(0.1)	—	—
Issue of shares and change in shareholding in associate	3	0.1	(6)	(0.3)	(17)	(0.7)
Headline earnings per share (diluted)	7,499	330.8	7,243	315.3	6,756	294.4